Directors' and key management remuneration	12 Months Ended
Dec. 31, 2023
Disclosure Of Directors And Key Management Remuneration [Abstract]
Directors' and key management remuneration	29 Directors’ and key management remuneration
Aggregate remuneration, calculated in accordance with the UK Companies Act 2006, of the Directors of the parent companies was as follows.

	2023 US$'000	2022 US$'000	2021 US$'000
Emoluments	7,461	6,726	6,568
Long-term incentive plans	8,746	4,691	1,587
	16,207	11,417	8,155
Pension contributions: defined contribution plans	20	10	9
The Group defines key management personnel as the Directors and certain members of the Executive Committee. The Executive Committee includes the Executive Directors, product group Chief Executive Officers and Group executives.
The aggregate remuneration including pension contributions incurred by Rio Tinto plc in respect of its directors was US$15,184,000 (2022:
US$10,692,000; 2021: US$7,522,000). The aggregate pension contribution to defined contribution plans was US$20,000 (2022: US$10,000; 2021:
US$9,000). The aggregate remuneration, including pension contributions and other retirement benefits, incurred by Rio Tinto Limited in respect of its directors was US$1,043,000 (2022: US$735,000; 2021: US$642,000). The aggregate pension contribution to defined contribution plans was US$nil
(2022: US$nil; 2021: US$nil).
During 2023, no director (2022: nil; 2021: nil) accrued retirement benefits under defined benefit arrangements, and two directors (2022: two; 2021:
two) accrued retirement benefits under defined contribution arrangements.
Emoluments included in the table above have been translated from local currency at the average exchange rate for the year with the exception of bonus payments, which have been translated at the year-end rate.
Aggregate compensation, representing the expense recognised, under IFRS as defined in the “Basis of preparation” section, of the Group’s key management, including directors, was as follows.

	2023 US$'000	2022 US$'000	2021 US$'000
Short-term employee benefits and costs	16,159	14,258	18,184
Post-employment benefits	155	174	300
Employment termination benefits	155	—	—
Share-based payments	10,305	10,846	10,303
Total	26,774	25,278	28,787
The figures shown above include employment costs which cover social security and accident premiums in Canada, the UK and payroll taxes in
Australia paid by the employer as a direct additional cost of hire. In total, they amount to US$1,321,000 (2022: US$1,173,000; 2021: US$1,511,000).